GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 - GENERAL

GlassesOff Inc. (the “Company”) formerly named Autovative Products, Inc., was formed on December 8, 2004 under the laws of the State of Nevada.

On June 26, 2013, the Company entered into an Agreement and Plan of Merger with Ucansi Acquisition Corp., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Ucansi Inc., a Delaware corporation (“Ucansi”). Pursuant to the Merger Agreement, on July 30, 2013 (the “Closing Date”), Merger Sub merged with and into Ucansi (the “Merger”), with Ucansi surviving the Merger as the Company's wholly owned subsidiary. Upon consummation of the Merger, the Company changed its name from Autovative Products, Inc. to GlassesOff Inc. The Merger has been accounted for as a reverse acquisition under the purchase method of accounting in accordance with ASC Topic 805 “Business Combinations”.  The combination of the two companies is recorded as a recapitalization pursuant to which Ucansi is treated as the continuing entity. These consolidated financial statements following the reverse acquisition are under the name of the legal parent GlassesOff Inc. but reflect the financial statements of Ucansi, which have been retroactively adjusted to reflect GlassesOff Inc.'s legal capital.

The Company is a development stage neuroscience software technology company, utilizing patented technology to develop consumer-oriented software applications for improving, through exercise, near vision sharpness, by improving the image processing function in the visual cortex of the brain. The Company conducts its development efforts through its wholly owned Israeli subsidiary, Eyekon E.R.D Ltd, formerly named Eyekon Blue White Ltd.

a.
The Company has begun generating revenues in the first quarter of 2014; however, because the Company has generated no significant revenue from operations yet and the Company is still devoting efforts to development stage activities such as raising capital and recruiting and training personnel, the Company is still in its development stage.

b.
The Company devotes substantially all of its efforts toward research and development activities. In the course of such activities, the Company has sustained operating losses and expects such losses to continue for the foreseeable future. The Company has generated only minimal revenues or product sales and has not achieved profitable operations or positive cash flow from operations. The Company’s deficit accumulated during the development stage aggregated $12,915 through March 31, 2014. There is no assurance that profitable operations, if ever achieved, could be sustained on a continuing basis. The Company plans to continue to finance its operations with issuances of its equity securities and, in the longer term, revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development.

The Company's ability to continue to operate as a going concern is dependent upon additional financial support. These financial statements do not include any adjustments relating to the recoverability and classification of assets' carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.

NOTE 1:-     GENERAL

a.	GlassesOff Inc. (the “Company”) formerly named Autovative Products, Inc., was formed on December 8, 2004 under the laws of the State of Nevada.
On June 26, 2013, the Company entered into an Agreement and Plan of Merger with Ucansi Acquisition Corp., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Ucansi Inc., a Delaware corporation (“Ucansi”). Pursuant to the Merger Agreement, on July 30, 2013 (the “Closing Date”), Merger Sub merged with and into Ucansi (the “Merger”), with Ucansi surviving the merger as the Company's wholly owned subsidiary. Upon consummation of the Merger, the Company changed its name from Autovative Products, Inc. to GlassesOff Inc.
The Merger has been accounted for as a reverse acquisition under the purchase method of accounting in accordance with ASC Topic 805 “Business Combinations”.  The combination of the two companies is recorded as a recapitalization pursuant to which Ucansi is treated as the continuing entity.
These consolidated financial statements following the reverse acquisition are under the name of the legal parent GlassesOff Inc. but reflect the financial statements of Ucansi, which have been retroactively adjusted to reflect GlassesOff Inc.'s legal capital.
The Company is a development stage neuroscience software technology company, utilizing patented technology to develop consumer-oriented software applications for improving, through exercise, near vision sharpness, by improving the image processing function in the visual cortex of the brain. The Company conducts its development efforts through its wholly owned Israeli subsidiary, Eyekon E.R.D Ltd, formerly named Eyekon Blue White Ltd.

b.
The Company devotes substantially all of its efforts toward research and development activities. In the course of such activities, the Company has sustained operating losses and expects such losses to continue for the foreseeable future. The Company has not generated any revenues or product sales and has not achieved profitable operations or positive cash flow from operations. The Company’s deficit accumulated during the development stage aggregated $11,447 through December 31, 2013. There is no assurance that profitable operations, if ever achieved, could be sustained on a continuing basis. The Company plans to continue to finance its operations with issuances of its equity securities and, in the longer term, revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development.

The Company's ability to continue to operate as a going concern is dependent upon additional financial support. These financial statements do not include any adjustments relating to the recoverability and classification of assets' carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.